Lease (Tables)	6 Months Ended
Jun. 30, 2021
Lease [Abstract]
Schedule of component of lease cost
	For the Six Months Ended June 30,
	2020	2021
	RMB’000	RMB’000

Operating lease cost	86,396	54,732
Short-term lease cost	8,616	13,618
Total	95,012	68,350

Schedule of supplemental balance sheet information related to leases
	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Operating Leases
Operating lease right-of-use assets	322,559	264,050
Operating lease liabilities, current portion	131,151	115,765
Operating lease liabilities, non-current portion	200,409	159,922
Weighted-average remaining lease term - operating leases	3.61 years	3.83 years
Weighted-average discount rate - operating leases	4.89%	5.02%

Schedule of non-cancellable operating lease rentals
Twelve months ending June 30,	RMB’000

2022	153,455
2023	66,239
2024	44,798
2025	20,306
2026	6,533
Thereafter	1,403
Total lease payment	292,734
Less: imputed interest	(17,047)

Total	275,687